Note 12 - Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2020	2019
	(In thousands)

Finished products	$351,251	$454,920
In process	31,173	42,045
Raw materials and supplies	173,474	166,060
	555,898	663,025
Less excess of FIFO cost over LIFO cost	144,267	161,341
Total inventories	$411,631	$501,684